AUDITORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2018
AUDITORS’ REMUNERATION.
Schedule of auditors' remuneration

	2018	2017	2016
Year ended 31 December	US$’000	US$’000	US$’000
Amounts paid or payable to the auditor for:
Auditing or review of the financial report (1)	704	485	461
Professional services related to filing of various Forms with the SEC	33	—	—
Other non-assurance services	59	—	—
Total remuneration of the auditor (1)	796	485	461

The current auditor of the Company is Deloitte Touche Tomatsu.  The 2016 amount includes $0.4 million paid to the Company’s former auditor, Ernst & Young, who provided audit services for the year ended 31 December 2015.